STATEMENT OF ADDITIONAL INFORMATION
                                  MAY 1 , 1999
              PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
                           VARIABLE ANNUITY CONTRACTS

The DISCOVERY SELECT(R) Annuity Contract* (the "contract") is an individual variable annuity contract issued by the Pruco Life Insurance Company ("Pruco Life"), a stock life insurance company that is a wholly-owned subsidiary of The Prudential Insurance Company of America ("Prudential") and is funded through the Pruco Life Flexible Premium Variable Annuity Account (the "Account"). The contract is purchased by making an initial purchase payment of $10,000 or more; subsequent payments must be $1,000 or more.

This statement of additional information is not a prospectus and should be read in conjunction with the Discovery Select prospectus, dated May 1 , 1999. To obtain a copy of the prospectus, without charge, you can write to the Prudential Annuity Service Center, P.O. Box 14215, New Brunswick, New Jersey 08906, or by telephoning (888) PRU-2888.


                                TABLE OF CONTENTS
                                                                           PAGE
                                                                           ----
COMPANY.....................................................................2
EXPERTS.....................................................................2
LITIGATION..................................................................2
LEGAL OPINIONS..............................................................2
PRINCIPAL UNDERWRITER.......................................................2
DETERMINATION OF SUBACCOUNT UNIT VALUES.....................................2
PERFORMANCE INFORMATION.....................................................3
COMPARATIVE PERFORMANCE INFORMATION.........................................5
FURTHER INFORMATION ABOUT THE DEATH BENEFIT.................................5
FEDERAL TAX STATUS..........................................................8
FINANCIAL INFORMATION.......................................................A1



PRUCO LIFE INSURANCE COMPANY                  PRUDENTIAL ANNUITY SERVICE CENTER
    213 WASHINGTON STREET                               P.O. BOX 14215
NEWARK, NEW JERSEY 07102-2992                  NEW BRUNSWICK, NEW JERSEY 08906
                                                  TELEPHONE: (888) PRU-2888



* DISCOVERY SELECT is a service mark of Prudential.
  ORD966391B

                                     COMPANY

Pruco Life Insurance Company ("Pruco Life") is a stock life insurance company organized in 1971 under the laws of the State of Arizona. Pruco Life is licensed to sell life insurance and annuities in the District of Columbia, Guam and all states except New York.

Pruco Life is a wholly-owned subsidiary of The Prudential Insurance Company of America ("Prudential"), a mutual life insurance company founded in 1875 under the laws of the State of New Jersey.


                                     EXPERTS

The financial statements of the Pruco Life Flexible Premium Variable Annuity Account as of December 31, 1998 and for each of the two years in the period then ended included in this Statement of Additional Information have been so included in reliance on the report of PricewaterhouseCoopers LLP, independent accountants given on the authority of said firm as experts in auditing and accounting. PricewaterhouseCoopers' principal business address is 1177 Avenue of the Americas, New York, New York, 10036.

                                   LITIGATION

Several actions have been brought against Pruco Life alleging that Pruco Life and its agents engaged in improper life insurance sales practices. Prudential has agreed to indemnify Pruco Life for losses, if any resulting from such litigation. No other significant litigation is being brought against Pruco Life that would have a material effect on its financial position.


                                 LEGAL OPINIONS

Shea & Gardner of Washington, D.C., has provided advice on certain matters relating to the federal securities laws in connection with the contracts.


                              PRINCIPAL UNDERWRITER

Prudential Investment Management Services LLC ("PIMS"), a subsidiary of Prudential offers the contracts on a continuous basis through corporate office and regional home office employees in those states in which contracts may be lawfully sold. It may also offer the contract through licensed insurance brokers and agents, or through appropriately registered direct or indirect subsidiariy(ies) of Prudential, provided clearances to do so are obtained in any jurisdiction where such clearances may be necessary. During 1998, 1997 and 1996, the aggregate dollar amount of underwriting commissions paid to and the amounts retained by PIMS were $52,572, $0, and $0 respectively. During 1998, 1997 and 1996 PIMS paid $52,572, $0 and $0 respectively to cover individual representatives' commissions and other distribution expenses.

Prudential may pay trail commissions to registered representatives who maintain an ongoing relationship with a contractholder. Typically, a trail commission is a compensation that is paid periodically to a representative, the amount of which is linked to the value of the contract and the amount of time that the contract has been in effect.


                    DETERMINATION OF ACCUMULATION UNIT VALUES

The value for each accumulation unit is computed as of the end of each "valuation period" as defined in the prospectus (also referred to in this section as "business day"). On any given business day the value of a Unit in each subaccount will be determined by multiplying the value of a Unit of that subaccount for the preceding business day by the net investment factor for that subaccount for the current business day. The net investment factor for any business day is determined by dividing the value of the assets of the subaccount for that day by the value of the assets of the subaccount for the preceding business day (ignoring, for this purpose, changes resulting from new purchase payments and withdrawals), and subtracting from the result the daily equivalent of the 1.4% annual charge for administrative expenses and mortality and expense risks. (See WHAT ARE THE EXPENSES ASSOCIATED WITH THE DISCOVERY SELECT CONTRACT and CALCULATING CONTRACT VALUE in the prospectus.) The value of the assets of a subaccount is determined by multiplying the number of shares of The Prudential Series Fund, Inc. (the "Series Fund") or other Fund held by that subaccount by the net asset value of each share and adding the value of dividends declared by the Series Fund or other Fund but not yet paid.

                             PERFORMANCE INFORMATION

The tables that follow provide performance information for each subaccount through December 31, 1998. The performance information is based on historical experience and does not indicate or represent future performance.

AVERAGE ANNUAL TOTAL RETURN

The DISCOVERY SELECT Annuity is a relatively new contract. The returns shown below were calculated using historical investment returns of the Funds. All fees, expenses and charges associated with the DISCOVERY SELECT Annuity and the Funds have been reflected in these returns, as if the Contract had existed from the inception date of each Funds' portfolios.

Table 1 below shows the average annual rates of total return on hypothetical investments of $1,000 for periods ended December 31, 1998 in each subaccount other than the Money Market Subaccount. These figures assume withdrawal of the investments at the end of the period other than to effect an annuity under the Contract. This table assumes deferred sales charges.


                                     TABLE 1
                           AVERAGE ANNUAL TOTAL RETURN


                                                                                                               FROM DATE
                                                                              FIVE              TEN            PORTFOLIO
                                                          ONE YEAR            YEARS            YEARS          ESTABLISHED
       FUND                                     DATE        ENDED             ENDED            ENDED            THROUGH
     PORTFOLIO                               ESTABLISHED  12/31/98          12/31/98         12/31/98          12/31/98
     ---------                               -----------  --------          --------         --------          --------
The Prudential Series Fund
     Diversified Bond Portfolio                 6/83         0.81%            5.57%            8.27%             7.94%
     High Yield Bond Portfolio                  2/87        -8.36%            5.52%            8.70%             6.72%
     Stock Index Portfolio                     10/87        21.77%           21.84%           18.57%            17.14%
     Equity Income Fund                         2/88        -8.38%           13.17%           14.49%            13.27%
     Equity Portfolio                           6/83         2.95%           15.10%           16.74%            13.59%
     Prudential Jennison Portfolio              5/95        30.69%             N/A              N/A             27.19%
     Global Portfolio                           9/88        18.48%           10.31%           10.16%             9.87%
AIM Variable Insurance Funds, Inc.
     AIM V.I. Growth and Income Fund            5/94        21.03%             N/A              N/A             20.56%
     AIM V.I. Value Fund                        6/93        25.69%           19.89%             N/A             19.85%
Janus Aspen Series
     Growth Portfolio                           9/93        28.90%           19.60%             N/A             19.06%
     International Growth Portfolio             5/94        10.73%             N/A              N/A             16.95%
MFS Variable Insurance Trust
     Emerging Growth Series                     7/95        27.42%             N/A              N/A             24.29%
     Research Series                            7/95        16.78%             N/A              N/A             20.22%
OCC Accumulation Trust (Note 2)
     Managed Portfolio                          8/88         0.76%           17.41%           18.16%            17.39%
     Small Cap Portfolio                        8/88       -14.55%            6.77%           11.78%            11.29%
T. Rowe Price Equity Series, Inc.
     Equity Income Portfolio                    3/94         1.93%             N/A              N/A             18.39%
T. Rowe Price International Series, Inc.
     International Stock Portfolio              3/94         9.37%             N/A              N/A              7.79%
Warburg Pincus Trust
     Post-Venture Capital Portfolio             9/96         0.17%             N/A              N/A              4.90%

---------------

Note 1: This table assumes deferred sales charges.

Note 2: Based on results of the Quest for Value Accumulation Trust and its predecessor. On September 16, 1994, an investment company which had commenced operations on August 1, 1988, then called Quest for Value Accumulation Trust (the "Old Trust"), was effectively divided into two investment funds--the Old Trust and the present Quest for Value Accumulation Trust (the "Present Trust")--at which time the Present Trust Commenced Operations.

Note 3: All tables assume a $30.00 annual charge for contracts under $50,000.

The average annual rates of total return shown above are computed by finding the average annual compounded rates of return over the periods shown that would equate the initial amount invested to the withdrawal value, in accordance with the following formula: P(1+T)(n)=ERV. In the formula, P is a hypothetical investment of $1,000; T is the average annual total return; "n" is the number of years; and ERV is the withdrawal value at the end of the periods shown. These figures assume deduction of the maximum withdrawal charge that may be applicable to a particular period.


NON-STANDARD TOTAL RETURN

Table 2 below shows the average annual rates of return as in Table 1, but assumes that the investments are not withdrawn at the end of the period or that the Contract owner annuitizes at the end of the period. This table assumes no deferred sales charges.


                                     TABLE 2
               AVERAGE ANNUAL TOTAL RETURN ASSUMING NO WITHDRAWAL
                                                                                                               FROM DATE
                                                                              FIVE              TEN            PORTFOLIO
                                                          ONE YEAR            YEARS            YEARS          ESTABLISHED
       FUND                                     DATE        ENDED             ENDED            ENDED            THROUGH
     PORTFOLIO                               ESTABLISHED  12/31/98          12/31/98         12/31/98          12/31/98
     ---------                               -----------  --------          --------         --------          --------
The Prudential Series Fund
     Diversified Bond Portfolio                 6/83         5.61%            5.70%            8.27%             7.94%
     High Yield Bond Portfolio                  2/87        -3.79%            5.65%            8.70%             6.72%
     Stock Index Portfolio                     10/87        26.57%           21.92%           18.57%            17.14%
     Equity Income Fund                         2/88        -3.81%           13.27%           14.49%            13.27%
     Equity Portfolio                           6/83         7.75%           15.19%           16.74%            13.59%
     Prudential Jenison Portfolio               5/95        35.49%             N/A              N/A             27.59%
     Global Portfolio                           9/88        23.28%           10.42%           10.16%             9.87%
AIM Variable Insurance Funds, Inc.
     AIM V.I. Growth and Income Fund            5/94        25.83%             N/A              N/A             20.76%
     AIM V.I. Value Fund                        6/93        30.49%           19.96%             N/A             19.92%
Janus Aspen Series
     Growth Portfolio                           9/93        33.70%           19.68%             N/A             19.15%
     International Growth Portfolio             5/94        15.53%             N/A              N/A             17.16%
MFS Variable Insurance Trust
     Emerging Growth Series                     7/95        32.22%             N/A              N/A             24.76%
     Research Series                            7/95        21.58%             N/A              N/A             20.74%
OCC Accumulation Trust (Note 2)
     Managed Portfolio                          8/88         5.56%           17.49%           18.16%            17.39%
     Small Cap Portfolio                        8/88       -10.37%            6.89%           11.78%            11.29%
T. Rowe Price Equity Series, Inc.
     Equity Income Portfolio                    3/94         6.73%             N/A              N/A             18.59%
T. Rowe Price International Series, Inc.
     International Stock Portfolio              3/94        14.17%             N/A              N/A              8.07%
Warburg Pincus Trust
     Post-Venture Capital Portfolio             9/96         4.97%             N/A              N/A              6.56%

---------------
Note 1: This table assumes no deferred sales charges.

Note 2: Based on results of the Quest for Value Accumulation Trust and its predecessor. On September 16, 1994, an investment company which had commenced operations on August 1, 1988, then called Quest for Value Accumulation Trust (the "Old Trust"), was effectively divided into two investment funds--the Old Trust and the present Quest for Value Accumulation Trust (the "Present Trust")--at which time the Present Trust Commenced Operations.

Note 3: All tables assume a $30.00 annual charge for contracts under $50,000.

Table 3 shows the cumulative total return for the portfolios, assuming no withdrawal. This table assumes no deferred sales charges.



                                     TABLE 3
                 CUMULATIVE TOTAL RETURN ASSUMING NO WITHDRAWAL
                                                                                                               FROM DATE
                                                                              FIVE              TEN            PORTFOLIO
                                                          ONE YEAR            YEARS            YEARS          ESTABLISHED
       FUND                                     DATE        ENDED             ENDED            ENDED            THROUGH
     PORTFOLIO                               ESTABLISHED  12/31/98          12/31/98         12/31/98          12/31/98
     ---------                               -----------  --------          --------         --------          --------
The Prudential Series Fund
     Diversified Bond Portfolio                 6/83        5.61%            31.93%          121.40%           228.48%
     High Yield Bond Portfolio                  2/87       -3.79%            31.60%          130.21%           116.10%
     Stock Index Portfolio                     10/87       26.57%           169.35%          449.16%           487.98%
     Equity Income Fund                         2/88       -3.81%            86.44%          287.12%           287.16%
     Equity Portfolio                           6/83       12.00%            15.58%           13.52%            13.37%
     Prudential Jennison Portfolio              5/95       35.49%              N/A              N/A            144.49%
     Global Portfolio                           9/88       13.16%            11.04%             N/A              8.89%
AIM Variable Insurance Funds, Inc.
     AIM V.I. Growth and Income Fund            5/94       25.83%              N/A              N/A            141.06%
     AIM V.I. Value Fund                        6/93       30.49%           148.46%             N/A            175.74%
Janus Aspen Series
     Growth Portfolio                           9/93       33.70%           145.50%             N/A            152.98%
     International Growth Portfolio             5/94       15.53%              N/A              N/A            109.38%
MFS Variable Insurance Trust
     Emerging Growth Series                     7/95       32.22%              N/A              N/A            114.01%
     Research Series                            7/95       21.58%              N/A              N/A             91.17%
OCC Accumulation Trust (Note 2)
     Managed Portfolio                          8/88        5.56%           123.92%          430.67%           430.90%
     Small Cap Portfolio                        8/88      -10.37%            39.56%          204.49%           204.62%
T. Rowe Price Equity Series, Inc.
     Equity Income Portfolio                    3/94        6.73%              N/A              N/A            124.85%
T. Rowe Price International Series, Inc.
     International Stock Portfolio              3/94       14.17%              N/A              N/A             44.64%
Warburg Pincus Trust
     Post-Venture Capital Portfolio             9/96        4.97%              N/A              N/A             15.37%

---------------

Note 1: This table assumes no deferred sales charges.

Note 2: Based on results of the Quest for Value Accumulation Trust and its predecessor. On September 16, 1994, an investment company which had commenced operations on August 1, 1988, then called Quest for Value Accumulation Trust (the "Old Trust"), was effectively divided into two investment funds--the Old Trust and the present Quest for Value Accumulation Trust (the "Present Trust")--at which time the Present Trust Commenced Operations.

Note 3: All tables assume a $30.00 annual charge for contracts under $50,000.

MONEY MARKET SUBACCOUNT YIELD

The "yield" and "effective yield" figures for the Money Market Subaccount shown below were calculated using historical investment returns of the Money Market Portfolio of the Prudential Series Fund. All fees, expenses and charges associated with the DISCOVERY SELECT Annuity and the Series Fund have been reflected.

The "yield" and "effective yield" of the Money Market Subaccount for the seven days ended December 31, 1998 were 3.30% and 3.35%, respectively.

The yield is computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one accumulation unit of the Money Market Subaccount at the beginning of the period, subtracting a hypothetical charge reflecting deductions from contract owner accounts, and dividing the difference by the value of the subaccount at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7), with the resulting figure carried to the nearest ten-thousandth of 1%.

The deduction referred to above consists of the 1.25% charge for mortality and expense risks and the 0.15% charge for administration. It does not reflect the withdrawal charge.

The effective yield is obtained by taking the base period return, adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula: Effective Yield--([base period return + 1] 365/7)-1.

The yields on amounts held in the Money Market Subaccount will fluctuate on a daily basis. Therefore, the stated yields for any given period are not an indication of future yields.


                       COMPARATIVE PERFORMANCE INFORMATION

Reports or advertising may include comparative performance information, including, but not limited to: (1) comparisons to market indices such as the Dow Jones Industrial Average, the Standard & Poor's 500 Index, the Value Line Composite Index, the Russell 2000 Index, the Morgan Stanley World Index, the Lehman Brothers bond indices; (2) comparisons to other investments, such as certificates of deposit; (3) performance rankings assigned by services such as Morningstar, Inc. and Variable Annuity Research and Data Services (VARDS), and Lipper Analytical Services, Inc.; (4) data presented by analysts such as Dow Jones, A.M. Best, The Bank Rate Monitor National Index; and (5) data in publications such as The Wall Street Journal, Times, Forbes, Barrons, Fortune, Money Magazine, and Financial World.

                   FURTHER INFORMATION ABOUT THE DEATH BENEFIT

Early in 1998, Pruco Life began to offer an enhanced death benefit under the contract. For contracts issued after the new death benefit became available in a particular state, the new death benefit is contained in an endorsement that is issued with the contract. existing contractowners are also being given the option to elect the new death benefit or retain the death benefit currently available under their contracts. For existing contractowners electing the new death benefit, the endorsement describing the new death benefit will be issued after the contract and should be attached to and kept with the contract. As used here, the term "endorsement date" describes both the date on which the contract is issued with the endorsement for contracts purchased after the new death benefit is available and the date on which the endorsement is issued for existing contractowners so electing. The new death benefit provisions are described below.

If the sole or last surviving annuitant dies prior to the annuity date, Pruco Life will, upon receipt of all of the information necessary to make the payment (including due proof of death and election of a payment option), pay a death benefit to the beneficiary designated by the contractowner.

IF THE SOLE OR OLDER ANNUITANT IS UNDER AGE 80 when the death benefit endorsement is issued, the death benefit on or prior to the contract anniversary coinciding with or next following his or her 80th birthday will equal the greater of, the contract fund value or the guaranteed minimum death benefit, as of the date of due proof of death. The guaranteed minimum death benefit is calculated daily and is equal to the greater of: (1) the 5% annual increase ("roll-up"); or (2) the highest annual contract fund value ("step-up"), both of which are described below.

ROLL-UP

The roll-up is equal to the total invested purchase payments (initial and additional) and is increased daily to the date of death at an effective annual interest rate of 5%, until the cap maximum is reached. The cap is equal to the sum of two times each invested purchase payment. The roll-up and the cap are proportionally reduced by the effect of withdrawals. Once the cap is reached, the roll-up can only be increased by the amount of additional invested purchase payments and will be proportionally reduced by the effect of withdrawals. For purposes of determining the death benefit, "proportionally reduced by the effect of withdrawals" means that withdrawals (including any applicable charges) will reduce other values in the same proportion as they reduce the contract fund value.


STEP-UP

Prior to the first contract anniversary, the step-up is the initial invested purchase payment increased by additional invested purchase payments and proportionally reduced by the effect of withdrawals. The step-up for each subsequent contract anniversary will be reset to the greater of the contract fund value as of that contract anniversary and the prior step-up. Between contract anniversaries, the step-up will be increased by invested purchase payments and proportionally reduced by effect of withdrawals.

After the contract anniversary coinciding with or following the annuitant's 80th birthday, the death benefit will equal the greater of the contract fund value as of the date of due proof of death or the guaranteed minimum death benefit as of the contract anniversary coinciding with or next following his or her 80th birthday, increased by additional invested purchase payments and proportionally reduced by the effect of withdrawals since such contract anniversary.

IF THE SOLE OR OLDER ANNUITANT IS AGE 80 OR OVER on the endorsement date, the death benefit will equal the greater of the contract fund value as of the date of due proof of death or the total invested purchase payments (initial and additional) proportionally reduced by the effect of withdrawals.

Upon issuance of the endorsement, you may not change an annuitant or co-annuitant. You may add or remove an annuitant or co-annuitant only with our prior approval.

If the contract was issued prior to the endorsement date, the following rules apply: (1) the initial value of the roll-up and the step-up is the total invested purchase payments (initial and additional), less total withdrawals (including any applicable charges) as of the issuance of the endorsement; (2) the initial value of the cap will be two times the initial value of the roll-up; and (3) the words, "Prior to the first contract anniversary", as used in the description of the step-up, means prior to the first contract anniversary following the issuance of the endorsement.

Contracts issued prior to the endorsement date WHOSE OWNERS DO NOT ELECT TO ATTACH THE ENDORSEMENT TO THEIR CONTRACTS and contracts issued in states in which the endorsement is not available will continue to have the death benefit calculated as originally offered, as follows: The death benefit will equal the greatest of: (1) the contract Fund as of the date of due proof of death; or (2) the sum of all invested purchase payments made less total withdrawals made (including withdrawal charges); or (3) the greatest of the contract fund values calculated on every third contract anniversary reduced by all subsequent withdrawals and withdrawal charges.

The death benefit is payable on the death of the sole or last surviving annuitant, not the contract owner.

The beneficiary may receive this amount in a lump sum or under a payout option. Unless the beneficiary has been irrevocably designated, you may change the beneficiary at any time. If the annuitant dies after he or she has begun to receive annuity payments, the death benefit, if any, will be determined by the type(s) of payout provisions then in effect.

If the annuitant was the sole owner of the contract, the annuitant's spouse was the sole beneficiary, and the spouse had an unrestricted right to receive the death benefit in a lump sum, then the spouse has the right to continue the contract as annuitant and owner.

                               FEDERAL TAX STATUS


X.    OTHER TAX RULES.


     1. DIVERSIFICATION.

     The Internal Revenue Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements. For further detail on diversification requirements, see DIVIDENDS, DISTRIBUTIONS, AND TAXES in the accompanying prospectus for the Prudential Series Fund. Pruco Life believes the underlying variable investment options for the Contract meet these diversification requirements.


     2. INVESTOR CONTROL.

     Treasury Department regulations do not provide guidance concerning the extent to which you may direct your investment in the particular investment options without causing you, instead of Pruco Life, to be considered the owner of the underlying assets. Because of this uncertainty, Pruco Life reserves the right to make such changes as it deems necessary to assure that the contract qualifies as an annuity for tax purposes. Any such changes will apply uniformly to affected contractowners and will be made with such notice to affected contractowners as is feasible under the circumstances.


     3. ENTITY OWNERS.

     Where a contract is held by a non-natural person (e.g., a corporation), other than as an agent or nominee for a natural person (or in other limited circumstances), the contract will not be taxed as an annuity and increases in the value of the contract will be subject to tax.


     4. PURCHASE PAYMENTS MADE BEFORE AUGUST 14, 1982.

     If your contract was issued in exchange for a contract containing purchase payments made before August 14, 1982, favorable tax rules may apply to certain withdrawals from the contract. Generally, withdrawals are treated as a recovery of your investment in the contract first until purchase payments made before August 14, 1982 are withdrawn. Moreover, any income allocable to purchase payments made before August 14, 1982, is not subject to the 10% penalty tax.

     5. WITHHOLDING OF TAX FROM DISTRIBUTIONS. Taxable amounts distributed from annuity contracts are subject to tax withholding. You may generally elect not to have tax withheld from your payments. The rate of withholding on annuity payments will be determined on the basis of the withholding certificate you file with Pruco Life. These elections must be made on the appropriate Pruco Life forms. Absent these elections, Pruco Life will withhold the tax amounts required by the applicable tax regulations. You may be subject to penalties under the estimated tax payment rules if your withholding and estimated tax payments are not sufficient.

     6. NONRESIDENT ALIENS. Special tax withholding rules apply to nonresident aliens.